Summary of Total Lease Management Fee Income from Managed Fleet, Including Management Fees Earned from Acquisition Fees and Sales Commissions (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disaggregation Of Revenue [Line Items]
Lease rental income - managed fleet	$ 205,152	$ 195,830	$ 607,102	$ 552,508
Managed Fleet
Disaggregation Of Revenue [Line Items]
Lease rental income - managed fleet	12,322	13,175	37,641	42,982
Less: distribution expense to managed fleet container investors	(10,952)	(11,751)	(33,427)	(38,770)
Less: depreciation and interest expense on managed containers purchased on or after January 1, 2019	(462)	(426)	(1,373)	(860)
Leasing
Disaggregation Of Revenue [Line Items]
Revenue	908	998	2,841	3,352
Other Services
Disaggregation Of Revenue [Line Items]
Revenue	710	598	1,915	2,746
Total Management Fees
Disaggregation Of Revenue [Line Items]
Revenue	$ 1,618	$ 1,596	$ 4,756	$ 6,098